VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 56.3%
		Basic Materials: 5.2%
11,110,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	$ 12,355,653	4.0
770,000		LYB International Finance III LLC, 4.200%, 05/01/2050	859,508	0.3
2,610,000		Steel Dynamics, Inc., 3.450%, 04/15/2030	2,883,819	0.9
			16,098,980	5.2

		Communications: 0.7%
600,000		Walt Disney Co/The, 4.625%, 03/23/2040	760,587	0.2
1,055,000		Walt Disney Co/The, 4.700%, 03/23/2050	1,398,253	0.5
			2,158,840	0.7

		Consumer, Cyclical: 3.7%
3,155,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	3,277,991	1.0
1,070,000	(1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,176,288	0.4
1,585,000		General Motors Co., 6.250%, 10/02/2043	1,877,540	0.6
920,000		General Motors Co., 6.800%, 10/01/2027	1,120,252	0.4
175,000		McDonald's Corp., 3.600%, 07/01/2030	203,599	0.1
235,000		McDonald's Corp., 3.625%, 09/01/2049	263,943	0.1
325,000		McDonald's Corp., 4.200%, 04/01/2050	396,782	0.1
2,860,000		Southwest Airlines Co., 5.125%, 06/15/2027	3,121,194	1.0
			11,437,589	3.7

		Consumer, Non-cyclical: 6.0%
1,905,000		Amgen, Inc., 3.150%, 02/21/2040	2,031,447	0.7
475,000		Amgen, Inc., 3.375%, 02/21/2050	515,930	0.2
2,805,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	3,379,956	1.1
775,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 06/01/2060	940,957	0.3
8,380,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	10,845,416	3.5
460,000		Bristol Myers Squibb Co., 3.875%, 08/15/2025	525,666	0.2
150,000		Bristol Myers Squibb Co., 3.900%, 02/20/2028	177,945	0.0
			18,417,317	6.0

		Energy: 4.8%
3,980,000		Apache Corp., 4.250%, 01/15/2044	3,392,950	1.1
2,100,000		Concho Resources, Inc., 4.875%, 10/01/2047	2,322,877	0.8
1,035,000		Exxon Mobil Corp., 3.452%, 04/15/2051	1,140,784	0.4
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	555,556	0.2
6,485,000	(1)	Petroleos Mexicanos, 7.690%, 01/23/2050	5,362,349	1.7
1,780,000		Total Capital International SA, 3.127%, 05/29/2050	1,847,369	0.6
			14,621,885	4.8

		Financial: 14.7%
920,000		American International Group, Inc., 4.500%, 07/16/2044	1,081,097	0.3
4,865,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	6,044,576	2.0
4,505,000		Bank of Montreal, 0.754%, (SOFRRATE + 0.680%), 03/10/2023	4,528,762	1.5
6,745,000		Bank of Nova Scotia/The, 0.621%, (SOFRRATE + 0.550%), 09/15/2023	6,751,962	2.2
3,780,000		Canadian Imperial Bank of Commerce, 0.871%, (SOFRRATE + 0.800%), 03/17/2023	3,809,847	1.2
520,000		Fifth Third Bancorp, 2.550%, 05/05/2027	560,808	0.2
1,750,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	1,808,642	0.6
6,860,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	8,379,073	2.7
2,620,000	(1)	Metropolitan Life Global Funding I, 0.660%, (SOFRRATE + 0.570%), 01/13/2023	2,630,548	0.8
290,000	(1)	New York Life Insurance Co., 3.750%, 05/15/2050	327,689	0.1
310,000		Prudential Financial, Inc., 4.350%, 02/25/2050	372,669	0.1
1,280,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	1,324,073	0.4
2,930,000		Wells Fargo & Co., 1.270%, (US0003M + 1.025%), 07/26/2021	2,951,749	1.0
2,695,000	(2)	Wells Fargo & Co., 4.478%, 04/04/2031	3,274,235	1.1
1,070,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	1,461,092	0.5
			45,306,822	14.7

		Industrial: 4.5%
640,000		3M Co., 3.700%, 04/15/2050	769,424	0.2

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
940,000		Boeing Co/The, 3.950%, 08/01/2059	$ 850,505	0.3
800,000		Boeing Co/The, 5.705%, 05/01/2040	937,807	0.3
1,265,000		Boeing Co/The, 5.805%, 05/01/2050	1,531,706	0.5
1,005,000		Boeing Co/The, 5.930%, 05/01/2060	1,247,535	0.4
1,435,000		FedEx Corp., 5.250%, 05/15/2050	1,935,171	0.6
3,855,000		General Electric Co., 4.350%, 05/01/2050	3,935,311	1.3
480,000		United Parcel Service, Inc., 5.200%, 04/01/2040	660,278	0.2
1,370,000		United Parcel Service, Inc., 5.300%, 04/01/2050	2,026,546	0.7
			13,894,283	4.5

		Technology: 13.9%
1,005,000		Apple, Inc., 2.650%, 05/11/2050	1,049,625	0.3
5,495,000	(1)	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	6,303,518	2.0
160,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	200,706	0.1
5,375,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	6,838,353	2.2
920,000		Intel Corp., 4.750%, 03/25/2050	1,267,918	0.4
325,000		Intel Corp., 4.950%, 03/25/2060	475,898	0.2
6,565,000		International Business Machines Corp., 4.250%, 05/15/2049	8,206,669	2.7
7,790,000		Micron Technology, Inc., 5.327%, 02/06/2029	9,375,870	3.0
435,000		NVIDIA Corp., 3.500%, 04/01/2040	511,561	0.2
670,000		NVIDIA Corp., 3.500%, 04/01/2050	788,080	0.3
2,105,000		Oracle Corp., 3.600%, 04/01/2050	2,360,248	0.8
1,935,000		Oracle Corp., 3.850%, 04/01/2060	2,285,459	0.7
2,665,000		VMware, Inc., 4.700%, 05/15/2030	3,160,197	1.0
			42,824,102	13.9

		Utilities: 2.8%
2,800,000	(1)	AES Corp./The, 3.950%, 07/15/2030	3,099,138	1.0
2,530,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,605,267	0.8
1,680,000		Consolidated Edison Co. of New York, Inc., 3.350%, 04/01/2030	1,939,525	0.6
475,000		Consolidated Edison Co. of New York, Inc., 3.950%, 04/01/2050	577,841	0.2
420,000		Exelon Corp., 4.700%, 04/15/2050	536,667	0.2
			8,758,438	2.8

	Total Corporate Bonds/Notes
	(Cost $159,635,528)		173,518,256	56.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
1,806,998	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	1,828,987	0.6
1,001,747	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	1,027,740	0.3
2,436,542	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	2,490,786	0.8

	Total Collateralized Mortgage Obligations
	(Cost $5,178,166)		5,347,513	1.7

U.S. TREASURY OBLIGATIONS: 28.7%
		U.S. Treasury Floating Rate Notes: 28.7%
23,200,000		0.155%, (USBMMY3M + 0.055%),07/31/2022	23,202,676	7.5
65,085,000		0.214%, (USBMMY3M + 0.114%),04/30/2022	65,161,458	21.2

	Total U.S. Treasury Obligations
	(Cost $88,337,152)		88,364,134	28.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.6%
		Federal Home Loan Bank: 3.2%
9,800,000		1.875%,07/07/2021	9,930,675	3.2

		Federal Home Loan Mortgage Corporation: 2.4%(3)
7,300,000		1.125%,08/12/2021	7,363,727	2.4

	Total U.S. Government Agency Obligations
	(Cost $17,095,671)		17,294,402	5.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.7%
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.132%, (US0001M + 0.980%), 05/15/2036	1,521,450	0.5
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.782%, 10/25/2045	9,785,740	3.2

	Total Commercial Mortgage-Backed Securities
	(Cost $11,126,233)		11,307,190	3.7

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	$ 786,672	0.2

	Total Asset-Backed Securities
	(Cost $695,835)		786,672	0.2

	Total Long-Term Investments
	(Cost $282,068,585)		296,618,167	96.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
6,199,785	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $6,199,785)	6,199,785	2.0

	Total Short-Term Investments
	(Cost $6,199,785)	6,199,785	2.0

	Total Investments in Securities (Cost $288,268,370)	$ 302,817,952	98.2
	Assets in Excess of Other Liabilities	5,479,156	1.8
	Net Assets	$ 308,297,108	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$173,518,256	$–	$173,518,256
Collateralized Mortgage Obligations	–	5,347,513	–	5,347,513
Commercial Mortgage-Backed Securities	–	11,307,190	–	11,307,190
U.S. Government Agency Obligations	–	17,294,402	–	17,294,402
Asset-Backed Securities	–	786,672	–	786,672
U.S. Treasury Obligations	–	88,364,134	–	88,364,134
Short-Term Investments	6,199,785	–	–	6,199,785
Total Investments, at fair value	$6,199,785	$296,618,167	$–	$302,817,952
Liabilities Table
Other Financial Instruments+
Futures	$(402,940)	$–	$–	$(402,940)
Total Liabilities	$(402,940)	$–	$–	$(402,940)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury Ultra Long Bond	(267)	12/21/20	$(59,223,938)	$(402,940)
			$(59,223,938)	$(402,940)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $288,290,619.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$15,555,332
Gross Unrealized Depreciation	(1,430,938)
Net Unrealized Appreciation	$14,124,394